BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

a)	Basis of presentation and comparison of information

The accompanying Unaudited Interim Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2025 (the “Unaudited Interim Condensed Consolidated Financial Statements”), have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by Interpretation Committee of the IASB (“IFRIC”).

According to IAS 34, interim financial reporting is intended to bring the contents of the last Consolidated Financial Statements up to date, emphasizing any new activities, events or circumstances that occurred during the six months ended June 30, 2025 but without duplicating the information previously published in the Consolidated Financial Statements. Therefore, in order to properly understand the information included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements, they must be read together with the Company’s Consolidated Financial Statements as of December 31, 2024.

The Unaudited Interim Condensed Consolidated Financial Statements of Codere Online were approved on December 18, 2025.

a.1.)	Going concern

The Unaudited Interim Condensed Consolidated Financial Statements present positive equity of €20.6 million euros as of June 30, 2025 and €24.2 million as of December 31, 2024. Additionally, as of June 30, 2025 Codere Online had positive working capital (current assets less current liabilities) amounting to €16.7 million and positive working capital amounting to €18.0 million as of December 31, 2024.

Codere Online has incurred recurring losses including net losses of €3.1 million for the six-month period ended June 30, 2025 and €0.3 million for the six-month period ended June 30, 2024. As of June 30, 2025, Codere Online had an equity position of €20.6 million and €45.1 million of cash and cash equivalents, €4.5 million of which was reserved (as of June 30, 2024, Codere Online had €40.4 million of cash and cash equivalents, of which €5.8 million was reserved).

Codere Online’s management has prepared the Unaudited Interim Condensed Consolidated Financial Statements under the going concern principle, considering the Company’s current liquidity position, actual operating performance and cash flow generation. Furthermore, its reasonable expectations regarding operating performance over the coming three years, leads management to believe that the Company has adequate resources to continue in operational existence for the next twelve months.

a.2.)	Changes in perimeter

The perimeter of Codere Online consists of 9 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Israel and Argentina) and 2 holding companies (Spain and Luxembourg) as described in Note 1.

Codere (Gibraltar) Marketing Services Ltd. and Codere Online Operator Ltd., which were previously included in the consolidation perimeter, were liquidated on January 17, 2024 and August 28, 2024, respectively, and have therefore been excluded from the consolidation perimeter.

a.3.)	Accounting estimates and judgments

The preparation of these Unaudited Interim Condensed Consolidated Financial Statements requires that management make some judgments, estimates and assumptions that affect the application of accounting policies and the balances of assets, liabilities, income and expenses. The estimates and related assumptions are based on historical experience and other factors that are understood as reasonable under the circumstances.

b)	Accounting policies

The accounting policies used in the preparation of these Unaudited Interim Condensed Consolidated Financial Statements are the same as those applied in the Consolidated Financial Statements as of and for the year ended December 31, 2024.

New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2025

As of the approval date of the Unaudited Interim Condensed Consolidated Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory for the six month period ended June 30, 2025:

Standards, amendments and interpretations	Description		Mandatory application for financial years starting on or after:
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:		January 1, 2026

	●	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

	●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

	●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

	●	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	January 1, 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.	January 1, 2027

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the Unaudited Interim Condensed Consolidated Financial Statements in the initial period of application. However, Codere Online is currently assessing the detailed implications of applying IFRS 18 on Codere Online’s Unaudited Interim Condensed Consolidated Financial Statements.